UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Core Plus Bond Fund

Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.5%
New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,281,843

		$10,281,843

Education — 8.2%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,469,950
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,324,792
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	4,170	4,683,744
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,143,471
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	1,960,490
University of California, 5.25%, 5/15/35	3,555	4,060,308
University of Nebraska, 5.00%, 5/15/35	1,000	1,139,330
West Virginia University, 5.00%, 10/1/31	3,000	3,274,260

		$24,056,345

Electric Utilities — 4.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,679,007
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,564,528
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	228,398
Northern Municipal Power Agency, MN, 5.00%, 1/1/32	210	238,379
Northern Municipal Power Agency, MN, 5.00%, 1/1/33	235	266,224
Northern Municipal Power Agency, MN, 5.00%, 1/1/34	210	236,951
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	191,434
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	179,693
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,473,013
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,231,399
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,035	2,069,961

		$13,358,987

Escrowed/Prerefunded — 9.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$918,958
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,381,816
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	5,115	5,288,757
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	514,015
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,384,727
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,222,403

1

Security	Principal Amount (000’s omitted)	Value
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	$6,000	$5,642,760
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	930	948,981
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,422,760

		$26,725,177

General Obligations — 15.3%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/36	$1,000	$1,154,750
California, 5.00%, 10/1/26	1,300	1,502,969
California, 5.00%, 10/1/27	630	724,683
California, 5.25%, 10/1/29	560	607,253
California, 5.25%, 10/1/32	3,480	3,770,754
Chicago Board of Education, IL, 5.00%, 12/1/21	230	239,011
Chicago Board of Education, IL, 5.00%, 12/1/46	1,405	1,400,743
Chicago Board of Education, IL, 5.00%, 12/1/46	270	269,182
Corvallis School District No. 509J, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	1,680	1,808,302
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,039,360
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,092,250
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,314,243
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,312,943
Illinois, 5.00%, 1/1/26	5,000	5,352,800
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,881,776
Rockville Centre, NY, 4.00%, 11/15/41	435	456,550
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,074,722
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	7,700	7,853,923
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,251,222
University of Connecticut, 5.00%, 2/15/32	650	708,000
Wentzville R-IV School District, MO, 0.00%, 3/1/29	60	43,834

		$44,859,270

Hospital — 16.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$571,583
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,313,069
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,907,910
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,534,784
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,435,982
California Statewide Communities Development Authority, (John Muir Health), Prerefunded to 7/1/19, 5.00%, 7/1/29	1,330	1,352,517
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,213,510
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,170,753
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,241,140
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,074,092
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,089,670
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,311,653
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,467,668
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,403,881
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	315	343,593
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,342,780

2

Security	Principal Amount (000’s omitted)	Value
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	$2,500	$2,746,675
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,026,360
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,546,200

		$48,093,820

Housing — 0.7%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$542,055
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,337,737
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	252,225

		$2,132,017

Industrial Development Revenue — 0.9%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,785,344

		$2,785,344

Insured – Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,102,607

		$2,102,607

Insured – Electric Utilities — 2.6%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,469,800
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	2,067,670

		$7,537,470

Insured – Escrowed/Prerefunded — 0.5%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,480,081

		$1,480,081

Insured – General Obligations — 0.8%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$148,342
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	559,323
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,510,965

		$2,218,630

Insured – Lease Revenue/Certificates of Participation — 1.9%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,518,050

		$5,518,050

Insured – Other Revenue — 1.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,483,698

		$5,483,698

Insured – Special Tax Revenue — 6.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,202,610
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,394,760
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,261,090
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,828,833
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,222,881

		$19,910,174

3

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 8.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,097,670
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,096,410
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	861,561
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,738,281
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,500	14,371,895
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,987,032

		$25,152,849

Insured – Water and Sewer — 2.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,142,871
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	724,397
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	623,353
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	308,770
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	620,947

		$7,420,338

Lease Revenue/Certificates of Participation — 1.8%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,950	$2,005,809
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,213,660

		$5,219,469

Other Revenue — 1.2%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$429,876
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	970	1,052,664
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	355	388,469
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,540	1,540,185

		$3,627,194

Senior Living/Life Care — 4.0%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,453,419
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	638,064
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,028,779
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,749,946
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	168,435
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	695,759
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(4)	1,575	1,686,856
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(4)	2,325	2,438,251

		$11,859,509

4

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.0%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$968	$944,865
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,344,624
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	800	609,552
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	4,360	4,776,598
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,000	991,070

		$8,666,709

Transportation — 11.2%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$445,448
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	4,225	4,576,985
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,229,822
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,621,830
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	685	759,501
Denver City and County, CO, Airport System Revenue, 2.624%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(5)	880	880,942
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,182,940
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	490	550,530
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,165,305
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,724,433
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,742,219
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,722,810
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,101,256

		$32,704,021

Water and Sewer — 2.8%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,149,431

		$8,149,431

Total Tax-Exempt Investments — 109.0% (identified cost $301,879,327)		$319,343,033

Other Assets, Less Liabilities — (9.0)%		$(26,278,636)

Net Assets — 100.0%		$293,064,397

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	19.8%
New York	10.1%
Texas	10.1%
Others, representing less than 10% individually	69.0%

5

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 13.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	The issuer is in default on the payment of principal but continues to pay interest.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $5,665,292 or 1.9% of the Fund’s net assets.

(5)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	145	Short	3/20/19	$(17,692,266)	$(434,110)
U.S. Long Treasury Bond	121	Short	3/20/19	(17,666,000)	(829,576)

					$(1,263,686)

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	-	United States Dollar

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,263,686.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

6

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$319,343,033	$—	$319,343,033
Total Investments	$—	$319,343,033	$—	$319,343,033

Liability Description
Futures Contracts	$(1,263,686)	$—	$—	$(1,263,686)
Total	$(1,263,686)	$—	$—	$(1,263,686)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Core Plus Bond Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 40.2%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 1.1%
Azul Investments LLP, 5.875%, 10/26/24(1)		2,955	$2,770,342

			$2,770,342

Automotive — 0.1%
Ford Motor Credit Co., LLC, 3.588%, 6/2/20	AUD	490	$346,892

			$346,892

Banks — 4.3%
Banco do Brasil SA, 4.875%, 4/19/23(1)		2,285	$2,253,467
Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(2)		2,500	2,260,900
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)		1,145	1,109,219
Banco Santander SA, 3.80%, 2/23/28		2,400	2,140,002
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(2)		2,555	2,226,069
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(2)		878	773,608

			$10,763,265

Chemicals — 1.0%
Braskem Netherlands Finance BV, 3.50%, 1/10/23(1)		2,080	$1,979,661
Cydsa SAB de CV, 6.25%, 10/4/27(1)		500	451,875

			$2,431,536

Commercial Services — 0.9%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)		1,300	$1,196,000
Block Financial, LLC, 5.25%, 10/1/25		1,010	1,024,684

			$2,220,684

Communications Services — 1.0%
WPP Finance 2010, 3.75%, 9/19/24		2,580	$2,413,949

			$2,413,949

Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27		1,000	$868,220
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)		520	506,218
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)		630	609,651
Brookfield Finance, Inc., 3.90%, 1/25/28		1,235	1,168,729
E*TRADE Financial Corp., 3.80%, 8/24/27		1,400	1,324,878
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		915	831,735
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		1,445	1,242,577
Synchrony Financial, 3.95%, 12/1/27		2,390	2,017,828
Synchrony Financial, 4.25%, 8/15/24		480	441,357

			$9,011,193

Security	Principal Amount* (000’s omitted)	Value
Electric Utilities — 2.5%
Enel Finance International NV, 3.625%, 5/25/27(1)	4,125	$3,647,269
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,450	1,103,210
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	1,713	1,620,926

		$6,371,405

Electrical and Electronic Equipment — 0.5%
Avnet, Inc., 4.625%, 4/15/26	445	$435,649
Ingram Micro, Inc., 5.45%, 12/15/24	995	940,714

		$1,376,363

Foods — 0.8%
ESAL GmbH, 6.25%, 2/5/23(1)	1,965	$1,955,175

		$1,955,175

Home Construction — 1.8%
MDC Holdings, Inc., 6.00%, 1/15/43	4,000	$3,140,000
PulteGroup, Inc., 5.00%, 1/15/27	1,592	1,446,730

		$4,586,730

Industrial Conglomerates — 0.8%
Fluor Corp., 4.25%, 9/15/28	2,040	$1,992,426

		$1,992,426

Internet Software & Services — 0.3%
Symantec Corp., 5.00%, 4/15/25(1)	865	$809,261

		$809,261

Machinery — 0.6%
Wabtec Corp., 4.70%, 9/15/28	1,610	$1,513,735

		$1,513,735

Media — 0.7%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 3.75%, 2/15/28	1,915	$1,736,630

		$1,736,630

Mining — 1.3%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	1,915	$1,517,638
Yamana Gold, Inc., 4.625%, 12/15/27	1,915	1,776,071

		$3,293,709

Oil and Gas — 5.1%
Eni SpA, 4.75%, 9/12/28(1)	1,000	$980,002
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	1,130	1,053,725
Nabors Industries, Inc., 5.10%, 9/15/23	743	567,992
Oceaneering International, Inc., 4.65%, 11/15/24	1,700	1,347,554
Oceaneering International, Inc., 6.00%, 2/1/28	2,375	1,919,191
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,150	1,057,128
Petrobras Global Finance BV, 5.625%, 5/20/43	660	555,562

Security	Principal Amount* (000’s omitted)	Value
Petrobras Global Finance BV, 5.75%, 2/1/29	1,150	$1,066,625
Petroleos Mexicanos, 6.75%, 9/21/47	1,410	1,169,440
Rowan Cos., Inc., 4.75%, 1/15/24	490	372,400
Rowan Cos., Inc., 5.40%, 12/1/42	1,338	796,110
YPF SA, 7.00%, 12/15/47(1)	2,875	2,070,000

		$12,955,729

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	1,165	$891,059

		$891,059

Pipelines — 1.4%
Kinder Morgan Energy Partners, L.P., 4.70%, 11/1/42	1,945	$1,700,405
Sunoco Logistics Partners Operations L.P., 3.90%, 7/15/26	750	694,431
Transportadora de Gas Internacional SA, 5.55%, 11/1/28(1)	1,100	1,115,125

		$3,509,961

Real Estate Investment Trusts (REITs) — 2.0%
CBL & Associates, L.P., 4.60%, 10/15/24	950	$714,875
CBL & Associates, L.P., 5.95%, 12/15/26	2,200	1,688,500
EPR Properties, 4.50%, 6/1/27	1,355	1,308,944
VEREIT Operating Partnership, L.P., 3.95%, 8/15/27	1,410	1,312,055

		$5,024,374

Retail – Specialty and Apparel — 5.2%
Best Buy Co., Inc., 4.45%, 10/1/28	2,222	$2,124,802
Dollar Tree, Inc., 4.00%, 5/15/25	840	809,007
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	6,237	4,643,997
Nordstrom, Inc., 5.00%, 1/15/44	3,685	3,190,715
Signet UK Finance PLC, 4.70%, 6/15/24	1,248	1,107,600
Tapestry, Inc., 4.125%, 7/15/27	1,288	1,207,962

		$13,084,083

Semiconductors — 0.5%
Marvell Technology Group, Ltd., 4.875%, 6/22/28	1,355	$1,323,423

		$1,323,423

Technology — 2.2%
Seagate HDD Cayman, 4.875%, 6/1/27	938	$797,800
Seagate HDD Cayman, 5.75%, 12/1/34	4,305	3,352,540
Trimble, Inc., 4.90%, 6/15/28	902	890,312
Western Digital Corp., 4.75%, 2/15/26	593	516,651

		$5,557,303

Telecommunications — 0.9%
Nokia Oyj, 4.375%, 6/12/27	2,520	$2,349,900

		$2,349,900

Security	Principal Amount* (000’s omitted)	Value
Toys, Games & Hobbies — 0.6%
Mattel, Inc., 3.15%, 3/15/23	1,270	$1,047,750
Mattel, Inc., 5.45%, 11/1/41	230	164,450
Mattel, Inc., 6.20%, 10/1/40	185	136,900
Mattel, Inc., 6.75%, 12/31/25(1)	160	143,150

		$1,492,250

Transportation — 0.6%
JSL Europe SA., 7.75%, 7/26/24(1)	1,605	$1,482,635

		$1,482,635

Total Corporate Bonds & Notes (identified cost $107,247,321)		$101,264,012

Commercial Mortgage-Backed Securities — 8.7%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	$1,500	$1,215,688
Series 2016-C7, Class D, 4.435%, 12/10/54(1)(3)	1,725	1,516,025
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.955%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(4)	1,000	999,562
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.121%, 3/10/48(1)(3)	600	546,291
GS Mortgage Securities Trust
Series 2018-FBLU, Class A, 3.405%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(4)	1,900	1,894,300
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.663%, 4/15/47(1)(3)	615	550,465
Series 2014-C22, Class C, 4.558%, 9/15/47(3)	700	683,971
Series 2014-C22, Class D, 4.558%, 9/15/47(1)(3)	1,220	1,039,991
Series 2014-C23, Class D, 3.978%, 9/15/47(1)(3)	260	232,639
Series 2014-C25, Class D, 3.945%, 11/15/47(1)(3)	1,075	906,082
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	167	166,806
Series 2011-C5, Class D, 5.406%, 8/15/46(1)(3)	1,925	1,918,154
Series 2013-C16, Class D, 5.028%, 12/15/46(1)(3)	1,500	1,480,869
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	859	853,633
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)	500	408,264
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	785,140
Motel 6 Trust
Series 2017-MTL6, Class C, 3.855%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(4)	957	939,075
Series 2017-MTL6, Class E, 5.705%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(4)	791	785,813
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.507%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(4)	1,500	1,473,213

Security	Principal Amount (000’s omitted)	Value
RETL Trust
Series 2018-RVP, Class C, 4.505%, (1 mo. USD LIBOR + 2.05%), 3/15/33(1)(4)	$548	$547,512
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.313%, 4/10/46(1)(3)	1,500	1,346,670
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	1,000	864,774
Series 2015-SG1, Class C, 4.468%, 9/15/48(3)	23	22,029
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	940	703,541

Total Commercial Mortgage-Backed Securities (identified cost $21,589,149)		$21,880,507

Asset-Backed Securities — 11.8%

Security	Principal Amount (000’s omitted)	Value
AASET U.S., Ltd.
Series 2018-1A, Class B, 5.437%, 1/16/38(1)	$300	$307,173
American Credit Acceptance Receivables Trust
Series 2017-4, Class A, 2.00%, 7/10/20(1)	31	30,484
Ari Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(1)	900	902,825
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	233	233,239
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,891	1,913,603
Conn Funding II L.P.
Series 2017-B, Class B, 4.52%, 4/15/21(1)	1,231	1,233,625
Series 2018-A, Class A, 3.25%, 1/15/23(1)	260	260,526
Series 2018-A, Class B, 4.65%, 1/15/23(1)	500	500,146
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,406	2,442,551
First Investors Auto Owner Trust
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	25	24,564
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,241	1,253,340
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	528	525,045
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(1)	1,430	1,459,151
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(1)	318	317,292
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	387	386,997
Series 2015-2A, Class B, 3.10%, 7/18/25(1)	103	103,411

Security	Principal Amount (000’s omitted)		Value
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)		$1,117	$1,124,526
Progress Residential Trust
Series 2016-SFR2, Class E, 6.005%, (1 mo. USD LIBOR + 3.55%), 1/17/34(1)(4)		2,235	2,239,843
Prosper Marketplace Issuance Trust
Series 2017-1A, Class B, 3.65%, 6/15/23(1)		425	425,156
Series 2017-2A, Class A, 2.41%, 9/15/23(1)		194	193,655
Series 2017-2A, Class B, 3.48%, 9/15/23(1)		1,200	1,199,555
Series 2017-3A, Class A, 2.36%, 11/15/23(1)		244	243,719
Series 2018-2A, Class A, 3.35%, 10/15/24(1)		1,950	1,946,686
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)		1,100	1,096,964
Sierra Receivables Funding Co., LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(1)		43	42,490
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)		2,027	2,010,136
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/21(1)		1,317	1,320,653
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(5)		761	783,048
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2, 2.47%, 12/15/20(1)		1,950	1,921,253
Series 2017-1A, Class B, 4.155%, (1 mo. USD LIBOR + 1.70%), 12/15/20(1)(4)		500	500,358
Tricon American Homes
Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)		200	197,941
Veros Automobile Receivables Trust
Series 2018-1, Class A, 3.63%, 5/15/23(1)		482	482,456
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)		2,249	2,253,351

Total Asset-Backed Securities (identified cost $29,888,500)			$29,875,762

Foreign Government Bonds — 11.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.2%
Republic of Argentina, 6.875%, 1/11/48	USD	555	$389,194

			$389,194

Australia — 0.8%
Queensland Treasury Corp., 5.50%, 6/21/21(6)	AUD	2,505	$1,907,387

			$1,907,387

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.4%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	13,070	$3,526,463

			$3,526,463

Canada — 1.4%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	2,865	$2,060,168
Canada Housing Trust, 1.50%, 12/15/21(1)	CAD	680	490,754
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	55	41,999
Canadian Government Bond, 0.75%, 3/1/21	CAD	1,200	858,556

			$3,451,477

Malaysia — 0.3%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	3,415	$824,316

			$824,316

Mexico — 1.9%
Mexican Bonos, 7.75%, 5/29/31	MXN	103,055	$4,844,465

			$4,844,465

Supranational — 5.1%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	21,020,000	$1,456,321
European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	12,980,000	921,183
European Investment Bank, 7.20%, 7/9/19(1)	IDR	43,300,000	3,004,502
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	2,480	1,707,480
International Finance Corp., 6.30%, 11/25/24	INR	91,790	1,260,001
International Finance Corp., 7.45%, 11/8/21	INR	200,500	2,909,009
International Finance Corp., 7.80%, 6/3/19	INR	40,700	586,642
International Finance Corp., 8.25%, 6/10/21	INR	74,390	1,091,465

			$12,936,603

Uruguay — 0.2%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	20,780	$548,107

			$548,107

Total Foreign Government Bonds (identified cost $30,089,824)			$28,428,012

Senior Floating-Rate Loans — 0.3%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Health Care — 0.3%
BioClinica, Inc., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), 10/20/23		744	$691,126

Total Senior Floating-Rate Loans (identified cost $733,373)			$691,126

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Oil and Gas — 0.6%
Nabors Industries, Inc., 0.75%, 1/15/24	$2,490	$1,541,522

Total Convertible Bonds (identified cost $2,075,573)		$1,541,522

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Diversified Financial Services — 0.1%
AMG Capital Trust II, 5.15%	3,250	$156,812

		$156,812

Oil and Gas — 0.1%
Chesapeake Energy Corp., 5.75%	400	$208,341

		$208,341

Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., 6.625%	79,393	$758,997

		$758,997

Total Convertible Preferred Stocks (identified cost $1,466,081)		$1,124,150

Common Stocks — 0.0%(8)

Security	Shares	Value
Oil and Gas — 0.0%(8)
Frontera Energy Corp.(9)	5,460	$53,190

Total Common Stocks (identified cost $394,575)		$53,190

U.S. Treasury Obligations — 5.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(10)	$4,217	$4,039,791
U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/23(10)	10,944	10,766,846

Total U.S. Treasury Obligations (identified cost $14,954,424)		$14,806,637

Short-Term Investments — 19.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.46%(11)	50,077,497	$50,072,489

Total Short-Term Investments (identified cost $50,073,591)		$50,072,489

Total Investments — 99.1% (identified cost $258,512,411)		$249,737,407

Other Assets, Less Liabilities — 0.9%		$2,201,142

Net Assets — 100.0%		$251,938,549

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $88,875,006 or 35.3% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.

(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(5)	Step coupon bond. Interest rate represents the rate in effect at December 31, 2018.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, the aggregate value of these securities is $1,907,387 or 0.8% of the Fund’s net assets.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	Amount is less than 0.05%.

(9)	Non-income producing security.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2018 was $258,987.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	69.0%	$172,218,012
Brazil	7.8	19,591,089
Supranational	5.2	12,936,603
Mexico	4.7	11,784,484
Canada	2.3	5,673,931
Italy	2.2	5,400,879
United Kingdom	1.4	3,609,949
Ireland	1.3	3,289,831
Argentina	1.0	2,459,194
Finland	0.9	2,349,900
Spain	0.9	2,140,002
Australia	0.8	1,907,387
Trinidad and Tobago	0.6	1,620,926
Bermuda	0.5	1,323,423
Colombia	0.5	1,168,315
Israel	0.4	891,059
Malaysia	0.3	824,316
Uruguay	0.2	548,107

Total Investments	100.0%	$249,737,407

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$101,264,012	$—	$101,264,012
Commercial Mortgage-Backed Securities	—	21,880,507	—	21,880,507
Asset-Backed Securities	—	29,875,762	—	29,875,762
Foreign Government Bonds	—	28,428,012	—	28,428,012
Senior Floating-Rate Loans	—	691,126	—	691,126
Convertible Bonds	—	1,541,522	—	1,541,522
Convertible Preferred Stocks	758,997	365,153	—	1,124,150
Common Stocks	53,190	—	—	53,190
U.S. Treasury Obligations	—	14,806,637	—	14,806,637
Short-Term Investments	—	50,072,489	—	50,072,489
Total Investments	$812,187	$248,925,220	$—	$249,737,407

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019